Sullivan & Worcester LLP	T 202 775 1200
1666 K Street, NW	F 202 293 2275
Washington, DC 20006	www.sandw.com

January 25, 2017

VIA EDGAR

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Virtus Asset Trust

CIK – 0001018593

(File No. 333-08045)

Ladies and Gentlemen:

Pursuant to the Securities Act of 1933, as amended, and the General Rules and Regulations thereunder, enclosed for filing electronically is a preliminary Registration Statement on Form N-14 for the Virtus Asset Trust (the “Trust”). This filing relates to the acquisition of the assets of the various series of the RidgeWorth Funds, by and in exchange for shares of the corresponding series of the Trust.

Any questions or comments with respect to this filing may be directed to the undersigned at (202) 775-1213, or to Arie Heijkoop at (202) 775-1227.

Very truly yours,

/s/ John L. Chilton

Enclosures

cc:	Kevin Carr, Esq.
Ann Flood
Jennifer Fromm, Esq.
David C. Mahaffey, Esq.